Exposures to Ten Largest Borrowers Computed as per RBI Guidelines, Based on Higher of Outstanding Balance or Limit on Loans, Investments (Including Credit Substitutes) and Non-Funded Exposures (Detail)
In Millions, unless otherwise specified
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Borrower 1 USD ($)	Mar. 31, 2014 Borrower 1 INR	Mar. 31, 2013 Borrower 1 INR	Mar. 31, 2014 Borrower 1 Funded Exposure INR	Mar. 31, 2013 Borrower 1 Funded Exposure INR	Mar. 31, 2014 Borrower 1 Non-Funded Exposure INR	Mar. 31, 2013 Borrower 1 Non-Funded Exposure INR	Mar. 31, 2014 Borrower 2 USD ($)	Mar. 31, 2014 Borrower 2 INR	Mar. 31, 2013 Borrower 2 INR	Mar. 31, 2014 Borrower 2 Funded Exposure INR	Mar. 31, 2013 Borrower 2 Funded Exposure INR	Mar. 31, 2014 Borrower 2 Non-Funded Exposure INR	Mar. 31, 2013 Borrower 2 Non-Funded Exposure INR	Mar. 31, 2014 Borrower 3 USD ($)	Mar. 31, 2014 Borrower 3 INR	Mar. 31, 2013 Borrower 3 INR	Mar. 31, 2014 Borrower 3 Funded Exposure INR	Mar. 31, 2013 Borrower 3 Funded Exposure INR	Mar. 31, 2014 Borrower 3 Non-Funded Exposure INR	Mar. 31, 2013 Borrower 3 Non-Funded Exposure INR	Mar. 31, 2014 Borrower 4 USD ($)	Mar. 31, 2014 Borrower 4 INR	Mar. 31, 2013 Borrower 4 INR	Mar. 31, 2014 Borrower 4 Funded Exposure INR	Mar. 31, 2013 Borrower 4 Funded Exposure INR	Mar. 31, 2014 Borrower 4 Non-Funded Exposure INR	Mar. 31, 2013 Borrower 4 Non-Funded Exposure INR	Mar. 31, 2014 Borrower 5 USD ($)	Mar. 31, 2014 Borrower 5 INR	Mar. 31, 2013 Borrower 5 INR	Mar. 31, 2014 Borrower 5 Funded Exposure INR	Mar. 31, 2013 Borrower 5 Funded Exposure INR	Mar. 31, 2014 Borrower 5 Non-Funded Exposure INR	Mar. 31, 2013 Borrower 5 Non-Funded Exposure INR	Mar. 31, 2014 Borrower 6 USD ($)	Mar. 31, 2014 Borrower 6 INR	Mar. 31, 2013 Borrower 6 INR	Mar. 31, 2014 Borrower 6 Funded Exposure INR	Mar. 31, 2013 Borrower 6 Funded Exposure INR	Mar. 31, 2014 Borrower 6 Non-Funded Exposure INR	Mar. 31, 2013 Borrower 6 Non-Funded Exposure INR	Mar. 31, 2014 Borrower 7 USD ($)	Mar. 31, 2014 Borrower 7 INR	Mar. 31, 2013 Borrower 7 INR	Mar. 31, 2014 Borrower 7 Funded Exposure INR	Mar. 31, 2013 Borrower 7 Funded Exposure INR	Mar. 31, 2014 Borrower 7 Non-Funded Exposure INR	Mar. 31, 2013 Borrower 7 Non-Funded Exposure INR	Mar. 31, 2014 Borrower 8 USD ($)	Mar. 31, 2014 Borrower 8 INR	Mar. 31, 2013 Borrower 8 INR	Mar. 31, 2014 Borrower 8 Funded Exposure INR	Mar. 31, 2013 Borrower 8 Funded Exposure INR	Mar. 31, 2014 Borrower 8 Non-Funded Exposure INR	Mar. 31, 2013 Borrower 8 Non-Funded Exposure INR	Mar. 31, 2014 Borrower 9 USD ($)	Mar. 31, 2014 Borrower 9 INR	Mar. 31, 2013 Borrower 9 INR	Mar. 31, 2014 Borrower 9 Funded Exposure INR	Mar. 31, 2013 Borrower 9 Funded Exposure INR	Mar. 31, 2014 Borrower 9 Non-Funded Exposure INR	Mar. 31, 2013 Borrower 9 Non-Funded Exposure INR	Mar. 31, 2014 Borrower 10 USD ($)	Mar. 31, 2014 Borrower 10 INR	Mar. 31, 2013 Borrower 10 INR	Mar. 31, 2014 Borrower 10 Funded Exposure INR	Mar. 31, 2013 Borrower 10 Funded Exposure INR	Mar. 31, 2014 Borrower 10 Non-Funded Exposure INR	Mar. 31, 2013 Borrower 10 Non-Funded Exposure INR
Concentration Risk [Line Items]
Total Exposure	$ 64,624.0	3,877,447.0	3,047,559.1	$ 2,032.6	121,954.2	107,121.8	121,804.1	107,121.8	150.1	0	$ 1,254.0	75,240.2	78,034.3	39,740.2	44,500.0	35,500.0	33,534.3	$ 1,084.5	65,071.3	53,439.5	42,582.3	15,568.6	22,489.0	37,870.9	$ 708.6	42,516.5	42,500.0	26,948.1	42,500.0	15,568.4	0	$ 708.3	42,500.0	38,672.8	42,500.0	6,413.2	0	32,259.6	$ 601.2	36,074.0	30,874.6	12,469.1	6,891.6	23,604.9	23,983.0	$ 500.0	30,000.0	30,000.0	30,000.0	30,000.0	0	0	$ 494.0	29,639.2	25,847.6	27,400.0	3,317.2	2,239.2	22,530.4	$ 449.7	26,984.1	25,775.2	26,980.8	17,262.0	3.3	8,513.2	$ 446.1	26,764.8	22,895.9	18,797.6	22,895.9	7,967.2	0